American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2023

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.4%
Focused Dynamic Growth Fund G Class(2)	433,443	18,247,947
Focused Large Cap Value Fund G Class	4,608,815	45,949,887
Growth Fund G Class	647,699	27,656,732
Heritage Fund G Class(2)	1,035,021	23,474,273
Mid Cap Value Fund G Class	1,717,474	26,929,990
Small Cap Growth Fund G Class	303,625	5,805,312
Small Cap Value Fund G Class	633,899	5,800,180
Sustainable Equity Fund G Class	1,292,024	54,148,730
		208,013,051
International Equity Funds — 26.0%
Emerging Markets Fund G Class	2,179,264	21,858,014
Global Real Estate Fund G Class	792,201	9,229,142
International Growth Fund G Class(2)	2,106,783	25,660,618
International Small-Mid Cap Fund G Class	1,001,284	9,692,428
International Value Fund G Class	1,687,717	13,484,859
Non-U.S. Intrinsic Value Fund G Class	1,424,028	14,083,633
		94,008,694
Domestic Fixed Income Funds — 12.0%
Diversified Bond Fund G Class	3,185,537	30,135,181
High Income Fund G Class	906,512	7,514,983
Inflation-Adjusted Bond Fund G Class	548,333	5,982,312
		43,632,476
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund G Class	508,204	4,492,526
Global Bond Fund G Class	1,393,798	12,098,166
		16,590,692
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $353,718,499)		362,244,913
OTHER ASSETS AND LIABILITIES†		(34)
TOTAL NET ASSETS — 100.0%		$362,244,879

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$16,147	$4,295	$2,405	$211	$18,248	433	$(502)	—
Focused Large Cap Value Fund	39,241	9,133	2,740	316	45,950	4,609	(231)	$2,723
Growth Fund	24,047	6,048	3,294	856	27,657	648	(459)	649
Heritage Fund(3)	20,567	4,857	3,186	1,236	23,474	1,035	(585)	—
Mid Cap Value Fund	24,830	5,870	2,921	(849)	26,930	1,717	(200)	1,837
Small Cap Growth Fund	5,039	783	217	200	5,805	304	(64)	38
Small Cap Value Fund	5,191	1,311	219	(483)	5,800	634	(14)	200
Sustainable Equity Fund	30,424	24,990	2,711	1,446	54,149	1,292	(78)	649
Emerging Markets Fund	18,341	6,174	3,101	444	21,858	2,179	(1,088)	576
Global Real Estate Fund	7,901	2,129	175	(626)	9,229	792	(35)	69
International Growth Fund(3)	21,774	3,323	2,385	2,949	25,661	2,107	(568)	—
International Small-Mid Cap Fund	8,256	1,436	220	220	9,692	1,001	(87)	64
International Value Fund	10,756	2,090	828	1,467	13,485	1,688	(157)	391
Non-U.S. Intrinsic Value Fund	11,904	2,320	2,081	1,941	14,084	1,424	(153)	705
Diversified Bond Fund	24,844	9,753	4,118	(344)	30,135	3,186	(645)	771
High Income Fund	6,208	1,591	200	(84)	7,515	907	(28)	347
Inflation-Adjusted Bond Fund	5,001	1,449	35	(433)	5,982	548	(5)	269
Emerging Markets Debt Fund	3,672	762	8	67	4,493	508	(2)	155
Global Bond Fund	9,875	3,583	711	(649)	12,098	1,394	(102)	634
Equity Growth Fund	16,136	2,313	21,027	2,578	—	—	(4,468)	1,293
	$310,154	$94,210	$52,582	$10,463	$362,245	26,406	$(9,471)	$11,370
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.